COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

31. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases office under non‑cancelable operating lease agreements. Future minimum lease payments under non‑cancelable operating lease agreements with initial terms of one year or more consist of the following:

As of
December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
345,514

The total amounts charged to the Consolidated Statements of Comprehensive Loss for rental expense amounted to approximately RMB 102.5 million, RMB137.2 million and RMB201.8 million for the years ended December 31, 2016, 2017 and 2018.

Contingencies

In the ordinary course of business, the Group is from time to time involved in legal proceedings and litigations. During 2017, one competitor of the Group has filed lawsuits against the Group relating to disputes with respect to trademarks. In January 2019, the o ther competitor of the Group has filed lawsuits against the Group relating to disputes with respect to unfair competition. These cases are still at the preliminary stage, but the Group believes the claims are without merit and will defend these actions vigorously. The Group is unable, however, to predict the outcome of these cases, or reasonably estimate a range of possible loss, if any, given the current status of the litigation. No accrual has been recorded by the Group as of December 31, 2017 and 2018 in respect of these cases.